Contents of Significant Accounts - Non-controlling Interests (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Equity [abstract]
Beginning balance	$ 113,356		$ 410,065	$ 466,768
Net loss	(668,245)	$ (24,090)	(2,009,077)	(3,578,847)
Other comprehensive income (loss)	(19)		126,653	(15,213)
Disposal of a subsidiary	0		(51,565)
The differences between the fair value of the consideration paid or received from acquiring or disposing subsidiaries and the carrying amounts of the subsidiaries	0		106,879
Changes in subsidiaries' ownership	(11,126)		(10,331)	24,740
Non-Controlling Interests	23,430		(551,608)
Derecognition of the non-controlling interests	765,785		2,092,340	3,512,617
Ending balance	$ 223,181	$ 8,045	$ 113,356	$ 410,065